Shareholder Fees	Nov. 01, 2021 USD ($)
PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF | PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF
Shareholder Fees:
Shareholder Fee, Other